Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ (5,140)	$ 9,957	$ (6,436)
Prepaid expenses	(494)	1,781	80
Accounts payable	2,127	(1,098)	(437)
Accrued liabilities	(1,581)	(6,759)	7,662
Unearned revenue and long-term unearned revenue	(562)	(536)	(6,956)
Restricted cash	(2,785)		4,258
Advances to and from affiliates	(23,714)	17,953	14,417
Other operating assets and liabilities	(2,038)	(2,476)	(2,510)
Total	$ (34,187)	$ 18,822	$ 10,078